Shareholders' Equity (Deficit) - Additional Information (Detail) (USD $)	1 Months Ended									3 Months Ended		9 Months Ended		12 Months Ended						1 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended		1 Months Ended				12 Months Ended								12 Months Ended				1 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended				1 Months Ended		12 Months Ended
	Oct. 26, 2012	Oct. 14, 2012	Jul. 27, 2012	Jul. 24, 2012	Jul. 17, 2012	May 16, 2012	Mar. 01, 2012	Nov. 30, 2011	Oct. 13, 2010	Oct. 27, 2012	Oct. 29, 2011	Oct. 27, 2012	Oct. 29, 2011	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010	Oct. 27, 2012 IPO	Oct. 27, 2012 Shares Sold By Stockholders	Oct. 27, 2012 Underwriters	Mar. 01, 2012 Performance Based Vesting Schedule	Jan. 28, 2012 Performance Based Vesting Schedule	Oct. 31, 2010 Merchandise Vendor And Professional Service Provider	Jan. 27, 2007 Merchandise Vendor And Professional Service Provider	Jan. 26, 2008 Merchandise Vendor And Professional Service Provider	Mar. 31, 2008 Merchandise Vendor And Professional Service Provider	Apr. 30, 2009 Merchandise vendor	Nov. 30, 2011 Professional Services Providers	Oct. 31, 2010 Professional Services Providers	Sep. 30, 2009 Professional Services Providers	Jan. 28, 2012 Professional Services Providers	Jan. 30, 2010 Professional Services Providers	Jan. 31, 2009 Professional Services Providers	May 31, 2011 Professional Services Providers	Feb. 28, 2011 Professional Services Providers	May 31, 2010 Professional Services Providers	May 31, 2009 Professional Services Providers	Feb. 28, 2009 Professional Services Providers	Jan. 29, 2011 Professional Services Providers Period Issuance One	Jan. 29, 2011 Professional Services Providers Period Issuance Two	Jul. 28, 2012 Restricted Shares Person	Jan. 28, 2012 Executive Chairman of the Board and CEO	Jul. 24, 2012 Series A 8% Percent Convertible Preferred Stock	Oct. 14, 2010 Series A 8% Percent Convertible Preferred Stock	Jan. 28, 2012 Series A 8% Percent Convertible Preferred Stock Person	Jan. 28, 2012 Series A 8% Percent Convertible Preferred Stock Designated Stock	Oct. 13, 2010 Redeemable Convertible Preferred Stock, Series A	Jan. 31, 2009 Redeemable Convertible Preferred Stock, Series A	Jan. 26, 2008 Redeemable Convertible Preferred Stock, Series A	Jan. 27, 2007 Redeemable Convertible Preferred Stock, Series A	Jan. 28, 2006 Redeemable Convertible Preferred Stock, Series A	Oct. 13, 2010 Redeemable Convertible Preferred Stock, Series A-1	Jul. 31, 2010 Redeemable Convertible Preferred Stock, Series A-1	Jan. 31, 2009 Redeemable Convertible Preferred Stock, Series A-1	Jan. 31, 2009 Redeemable Convertible Preferred Stock, Series A-1 Before Modification [Member]	Jan. 31, 2009 Redeemable Convertible Preferred Stock, Series A-1 After Modification	Jan. 29, 2005 Common Stock
Class of Stock [Line Items]
Common stock, shares authorized					120,000,000					120,000,000	120,000,000	120,000,000	120,000,000	120,000,000	120,000,000
Common stock, par value										$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Preferred stock, par value														$ 0.01
Preferred stock, shares authorized														100,000,000																															90,000,000
Issuance of Convertible Preferred Stock																																											$ 89,291,773					$ 6,173,030	$ 6,173,030	$ 6,173,030
Proceed from issuance of Convertible Preferred Stock, net															191,855,000																												191,855,000					13,020,000	13,020,000	13,020,000			16,298,000
Payment of Convertible Preferred Stock issuance costs																																											2,145,000					252,000	252,000	252,000			917,000
Issuance of warrant to purchase common stock							11,245																41,520		43,813					11,764			3,114	13,840	27,680	1,730	13,840											138,353	138,353	138,353			1,051,127		174,972	23,406
Issuance of warrant to purchase common stock, price per share		13.235902637					11.21																6.21		6.21					6.30			6.30	6.30	11.45	4.91	4.91											6.21	6.21	6.21			4.91	6.21		4.91
Fair value warrant to purchase common stock												43,000		31,000	203,000	24,000							46,000	41,000							(3,000)	(21,000)						(203,000)	25,000									396,000	396,000	396,000
Issuance of Convertible Preferred Stock																																																					8,006,984
Fair value warrant to purchase common stock																																																					(1,442,000)
Factor used to calculate increase in number of common stock related to exercisable warrants																																																					1.26
Warrant to purchase common stock, exercised																																																				4,376
Fair value of beneficial conversion feature accreted															3,329,000	4,250,000																															1,011,000
Preferred Stock converted into common stock				30,894,953																																						30,894,953				6,173,030					8,006,984
Number of common stock issued upon conversion of convertible preferred stock									6,205,004
Proceed from exercise of warrants		10,168,000										201,000
Redemption of warrants for common stock		1,221,722
Preferred stock voting right for each share of common stock																																												One
Number of directors that holders of preferred stock are designated to elect if board of directors are less than eight																																												5
Stock holder rights term																																												The holders of the Series A 8% Convertible Preferred Stock may designate the election of five members of the Company's board of directors, or, if the board of directors is comprised of greater than eight directors, a majority of the directors.
Preferred stock cumulative dividend, percentage																																										8.00%		8.00%
Cumulative dividend original issue price per share																																										$ 2.17		$ 2.17
Cumulative dividends in arrears																																												20,420,000
Cumulative dividends in arrears, price per share																																												$ 0.23
Common stock, shares outstanding										53,972,006	16,084,358	53,972,006	16,084,358	16,248,797	16,084,358																										3,537,475
Issuance of warrant to purchase common stock, shares expired unexercised																								34,600		34,600
Exercise of warrants to purchase common stock, shares																						6,920					5,191	7,483	1,730
Dividend paid amount per share						$ 2.02			$ 13.24			$ 2.02			$ 13.24
Total amount of convertible Preferred Stock						99,451,000			196,726,000			99,451,000			(192,417,000)
Total amount of dividend paid, share based compensation									4,309,000
Dividend payable date						May 16, 2012			Oct. 14, 2010
Dividend declared date						May 15, 2012			Oct. 13, 2010
Fair value warrant to purchase common stock														49,000	228,000	3,000														(6,000)
Issuance of common stock, shares								159,248				73,263,000		1,110,000
Proceed from issuance of common stock								1,110,000
Preferred shares outstanding										0	89,291,773	0	89,291,773	89,291,773	89,291,773																											89,291,773
Preferred stock divided, percentage					8.00%					8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%																										8.00%
Common stock shares granted							2,020,620								2,020,620					1,010,310	1,010,310
Percentage of shares vested							33.00%
Percentage of remaining shares vested							67.00%
compensation expense							17,400,000
Expenses on date of modification							5,300,000								4,309,000
Vesting period of share based compensation							2 years					1 year 8 months 12 days		2 years 3 months 18 days
Warrants exercised												23,012
Number of shares issued																																								3,529
Number of directors																																								2
Initial public offering shares										11,057,692		11,057,692					4,807,692	6,250,000	1,442,308
Initial public offering shares price per share										$ 17.00		$ 17.00
Net Proceeds From Issuance Of Initial Public Offering After Deducting Underwriting Discounts And Commissions And Offering Costs												73,263,000
Underwriters Discount and legal, accounting, and other expenses												8,467,000
Repayment of Term Loan Facility	250,000		65,250,000									65,500,000
Interest expense			683,000												53,000
Discount rate on purchase of the Company's common stock shares on purchase date												10.00%
Number of shares of common stock reserved for issuance										500,000		500,000
Number of shares dividing by the fair market value												$ 10,000,000